Business Acquisitions - Schedule of Prior Acquisitions (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Intangible Assets [Line Items]
Goodwill	$ 19,316,256		$ 4,378,664	$ 17,214,883
Amortization of intangible assets acquired	101,360	$ 53,944
Revenues since the acquisition date included in the consolidated statement of operations	208,094	135,518
Earnings since the acquisition date included in the consolidated statement of operations	(3,066)	(37,931)
Business Acquisition, Transaction Costs	$ 22,282	$ 26,401
Bell Media
Intangible Assets [Line Items]
Goodwill			2,747,904
Intangible Assets Acquired			3,215,904
Total Assets Acquired			6,684,604
Amortization of intangible assets acquired			72,042
Revenues since the acquisition date included in the consolidated statement of operations			597,309
Earnings since the acquisition date included in the consolidated statement of operations			(284,773)
Business Acquisition, Transaction Costs			130,456
Bell Media | Customer relationships
Intangible Assets [Line Items]
Intangible Assets Acquired			170,000
Bell Media | Permits
Intangible Assets [Line Items]
Intangible Assets Acquired			200,000
Bell Media | Noncompetition Agreements
Intangible Assets [Line Items]
Intangible Assets Acquired			98,000
Bell Media | Structures and displays
Intangible Assets [Line Items]
Property and Equipment Assets Acquired			3,468,700
Fair Outdoor
Intangible Assets [Line Items]
Goodwill			986,561
Intangible Assets Acquired			1,575,061
Total Assets Acquired			1,945,061
Amortization of intangible assets acquired			76,654
Revenues since the acquisition date included in the consolidated statement of operations			85,853
Earnings since the acquisition date included in the consolidated statement of operations			(32,857)
Business Acquisition, Transaction Costs			55,788
Fair Outdoor | Customer relationships
Intangible Assets [Line Items]
Intangible Assets Acquired			536,300
Fair Outdoor | Permits
Intangible Assets [Line Items]
Intangible Assets Acquired			52,200
Fair Outdoor | Structures and displays
Intangible Assets [Line Items]
Property and Equipment Assets Acquired			370,000
I-85 Advertising
Intangible Assets [Line Items]
Goodwill			644,200
Intangible Assets Acquired			707,400
Total Assets Acquired			1,294,900
Amortization of intangible assets acquired			1,740
Revenues since the acquisition date included in the consolidated statement of operations			30,050
Earnings since the acquisition date included in the consolidated statement of operations			14,061
Business Acquisition, Transaction Costs			55,297
I-85 Advertising | Easements
Intangible Assets [Line Items]
Intangible Assets Acquired			11,000
I-85 Advertising | Permits
Intangible Assets [Line Items]
Intangible Assets Acquired			52,200
I-85 Advertising | Structures and displays
Intangible Assets [Line Items]
Property and Equipment Assets Acquired			587,500
Billborads Total 2015
Intangible Assets [Line Items]
Goodwill			4,378,665
Intangible Assets Acquired			5,498,365
Total Assets Acquired			9,924,565
Amortization of intangible assets acquired			150,436
Revenues since the acquisition date included in the consolidated statement of operations			713,212
Earnings since the acquisition date included in the consolidated statement of operations			(303,569)
Business Acquisition, Transaction Costs			241,541
Billborads Total 2015 | Easements
Intangible Assets [Line Items]
Intangible Assets Acquired			11,000
Billborads Total 2015 | Customer relationships
Intangible Assets [Line Items]
Intangible Assets Acquired			706,300
Billborads Total 2015 | Permits
Intangible Assets [Line Items]
Intangible Assets Acquired			304,400
Billborads Total 2015 | Noncompetition Agreements
Intangible Assets [Line Items]
Intangible Assets Acquired			98,000
Billborads Total 2015 | Structures and displays
Intangible Assets [Line Items]
Property and Equipment Assets Acquired			$ 4,426,200